Redeemable Convertible Preferred Stock and Stockholders' Deficit - Summary of Reserved Shares of Common Stock on Converted Basis for Issuance (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Reserved shares of common stock	23,101,456	23,192,713
Options Issued and Outstanding
Reserved shares of common stock	3,757,457	3,310,990
Options Available for Grant Under Stock Option Plan
Reserved shares of common stock	195,439	639,442
Redeemable Convertible Preferred Stock
Reserved shares of common stock	18,643,769	18,634,636
Warrants to Purchase Redeemable Convertible Preferred Stock
Reserved shares of common stock	504,791	598,785
Warrant to Purchase Common Stock
Reserved shares of common stock		8,860